CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Profit or loss [abstract]
Revenues	$ 3,535	$ 2,115		$ 1,855
Direct operating costs	(1,509)	(1,063)		(798)
General and administrative expenses	(239)	(166)		(134)
Depreciation and amortization expense	(671)	(447)		(375)
Profit (loss) from operating activities	1,116	439		548
Interest expense	(428)	(392)		(367)
Share of earnings from investments in associates and joint ventures	118	248		69
Mark-to-market on hedging items	(66)	74		83
Other income	7	174		54
Income before income tax	747	543		387
Income tax (expense) recovery
Current	(106)	(33)		(22)
Deferred	(67)	18		26
Net income	574	528	[1]	391	[1]
Attributable to:
Limited partners	11	285		169
General partner	113	84		66
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	1	118		66
Interest of others in operating subsidiaries	$ 449	$ 41		$ 90
Basic and diluted (loss) earnings per unit attributable to:
Limited partners	$ (0.04)	$ 1.13		$ 0.69

[1]	Certain net income allocations have been reclassified to provide comparability with the current year consolidated statements of partnership capital.